Equity - Share Repurchase Program (Details) - USD ($) shares in Millions	4 Months Ended	12 Months Ended
	Oct. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 17, 2020	Jul. 12, 2021	May 06, 2019
Equity, Class of Treasury Stock [Line Items]
Purchase of treasury shares		$ (99,987,000)	$ (63,995,000)
Seventh Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares					$ 100,000,000
Treasury shares repurchased (in shares)	1.9
Purchase of treasury shares	$ (100,000,000)
Sixth Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares						$ 100,000,000
Treasury shares repurchased (in shares)				1.3
Purchase of treasury shares				$ (64,000,000)